Stockholders' Equity - Common Shares Reserved for Future Issuance (Detail) - shares	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock options (in shares)	38,729	42,104	10,133
Warrants (in shares)	13,534	13,534
Shares reserved for future award grants (in shares)	47,283	46,350
Total (in shares)	142,137	125,438
Restricted Stock Units (RSUs) [Member]
Restricted stock units (in shares)	42,591	23,450